UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to
Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐
☑    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:   0001728647

OneMain Financial Issuance Trust 2019-2
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  _0001787179
Central Index Key Number of underwriter (if applicable):

Michelle K. Mauerman, (812) 475-7004
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The Data Integrity Review, dated September 9, 2019, attached hereto as Exhibit 99.1 to this Form ABS-15G is incorporated herein by reference in its entirety.

The information disclosed under this Item 2.01, including Exhibit 99.1 hereto, is being furnished and shall not be deemed to be filed for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that section, nor shall it be incorporated by reference into any of the reporting entity’s filings under the Securities Act of 1933, as amended, or the Exchange Act, unless expressly set forth as being incorporated by reference into such filing.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
SPRINGLEAF FUNDING II, LLC
(Depositor)

By:	/s/ David R. Schulz Name: David R. Schulz Title: President and Treasurer
Date: September 9, 2019

EXHIBIT INDEX

Exhibit Number	Description
99.1	Data Integrity Review, dated September 9, 2019